Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2009

Effective December 1, 2009, RS Investments has contractually agreed through April 30, 2011, to limit the expenses of RS Value Fund and RS Investors Fund, as set forth in the Funds’ Annual Fund Operating Expenses tables below.

RS Value Fund

The table entitled “Annual Fund Operating Expenses” on page 8 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]	Fee Waiver/ Expense Limitation[2]	Net Expenses[2]
Class A Shares	0.85%	0.25%	0.31%	1.41%	-0.13%	1.28%
Class C Shares	0.85%	1.00%	0.29%	2.14%	-0.11%	2.03%
Class K Shares	0.85%	0.65%	0.32%	1.82%	-0.14%	1.68%

1	“Other Expenses” include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2008.
2	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2011. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses.

RS Investors Fund

The table entitled “Annual Fund Operating Expenses” on page 18 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]	Fee Waiver/ Expense Limitation[1]	Net Expenses[1]
Class A Shares	1.00%	0.25%	0.73%	1.98%	-0.68%	1.30%
Class C Shares	1.00%	1.00%	2.15%	4.15%	-2.10%	2.05%
Class K Shares	1.00%	0.65%	1.58%	3.23%	-1.53%	1.70%

1	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2011. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses.

December 11, 2009

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) Dated May 1, 2009

Effective December 1, 2009, RS Investments has contractually agreed through April 30, 2011, to limit the expenses of RS Value Fund and RS Investors Fund. As such, the following changes are made to the Funds’ Prospectus.

RS Value Fund

The table entitled “Annual Fund Operating Expenses” on page 8 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]	Fee Waiver/ Expense Limitation[2]	Net Expenses[2]
Class Y Shares	0.85%	N/A	0.20%	1.05%	-0.02%	1.03%

1	“Other Expenses” include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2008.
2	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2011. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses.

RS Investors Fund

The table entitled “Annual Fund Operating Expenses” on page 16 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]	Fee Waiver/ Expense Limitation[1]	Net Expenses[1]
Class Y Shares	1.00%	N/A	0.70%	1.70%	-0.65%	1.05%

1	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2011. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses.

December 11, 2009